Schedule of investments
Delaware Wealth Builder Fund	August 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 51.79%
Communication Services — 5.52%
AT&T	166,500	$4,963,365
Century Communications †	1,625,000	0
Comcast Class A	122,003	5,466,955
KDDI	23,600	685,841
Orange	44,240	492,566
Verizon Communications	87,800	5,203,906
Walt Disney	40,866	5,388,999
		22,201,632
Consumer Discretionary — 3.21%
adidas AG †	1,920	583,348
Dollar Tree †	52,500	5,054,175
Hennes & Mauritz Class B	20,220	322,359
Lowe's	31,200	5,138,328
Next	3,730	298,873
Publicis Groupe	18,555	650,328
Sodexo	6,520	466,527
Swatch Group	1,840	388,783
		12,902,721
Consumer Staples — 5.59%
Archer-Daniels-Midland	121,100	5,420,436
Asahi Group Holdings †	11,900	417,171
Conagra Brands	141,900	5,443,284
Danone	13,620	895,564
Diageo	19,530	655,148
Kao †	3,700	281,880
Kerry Group Class A	1,980	259,912
Kirin Holdings	10,000	196,856
Koninklijke Ahold Delhaize	41,230	1,240,870
Lawson	6,800	335,779
Mondelez International Class A	94,600	5,526,532
Nestle	9,070	1,089,263
Seven & i Holdings	22,800	739,011
		22,501,706
Energy — 1.17%
ConocoPhillips	124,261	4,708,249
		4,708,249
Financials — 6.22%
Allstate	50,300	4,677,900
American International Group	164,000	4,778,960
Banco Espirito Santo †	105,000	0
NQ-129 [8/20] 10/20 (1354006)    1

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
Bank of New York Mellon	139,300	$5,151,314
Marsh & McLennan	45,200	5,193,932
Truist Financial	134,800	5,231,588
		25,033,694
Healthcare — 9.38%
Abbott Laboratories	36,050	3,946,393
Brookdale Senior Living †	23,966	65,907
Cardinal Health	93,000	4,720,680
Cigna	27,500	4,877,675
CVS Health	83,400	5,180,808
Fresenius Medical Care AG & Co.	11,630	986,218
Johnson & Johnson	33,700	5,169,917
Merck & Co.	62,400	5,320,848
Novo Nordisk Class B	16,410	1,086,914
Pfizer	138,338	5,227,793
Roche Holding	3,280	1,145,524
		37,728,677
Industrials — 4.46%
Caterpillar	38,693	5,506,401
G4S †	286,610	552,471
Makita	10,900	504,272
Northrop Grumman	15,400	5,276,194
Raytheon Technologies	86,379	5,269,119
Secom	2,700	255,559
Securitas Class B †	39,490	562,003
		17,926,019
Information Technology — 6.72%
Broadcom	16,000	5,554,400
Cisco Systems	115,000	4,855,300
Cognizant Technology Solutions Class A	78,632	5,257,335
Intel	91,900	4,682,305
Motorola Solutions	9,213	1,425,712
Oracle	91,500	5,235,630
		27,010,682
Materials — 1.59%
Air Liquide	6,820	1,131,679
DuPont de Nemours	94,300	5,258,168
		6,389,847
2    NQ-129 [8/20] 10/20 (1354006)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Real Estate Operating/Development — 0.31%
Grainger	154,824	$646,880
Postal Realty Trust Class A	40,481	615,311
		1,262,191
REIT Diversified — 1.59%
Alpine Income Property Trust	37,286	541,020
American Tower	2,139	532,932
Colony Capital	72,359	196,093
Cousins Properties	13,407	400,199
Digital Realty Trust	3,938	612,950
Equinix	1,921	1,517,167
Gaming and Leisure Properties	15,130	549,976
Lexington Realty Trust	36,989	420,565
QTS Realty Trust Class A	7,671	520,247
SBA Communications	1,878	574,799
VICI Properties	22,944	512,569
		6,378,517
REIT Healthcare — 0.57%
Assura	570,156	617,346
Healthcare Realty Trust	11,704	337,661
Healthcare Trust of America Class A	14,882	392,736
Welltower	16,231	933,607
		2,281,350
REIT Hotel — 0.07%
MGM Growth Properties Class A	10,348	290,468
		290,468
REIT Industrial — 0.59%
Americold Realty Trust	20,306	778,735
Prologis	15,646	1,593,702
		2,372,437
REIT Mall — 0.21%
Simon Property Group	12,183	826,616
		826,616
REIT Manufactured Housing — 0.16%
Sun Communities	4,220	629,118
		629,118
REIT Multifamily — 2.01%
Apartment Investment and Management Class A	10,433	375,901
AvalonBay Communities	3,726	588,932
Bluerock Residential Growth REIT	28,226	209,155
NQ-129 [8/20] 10/20 (1354006)    3

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
REIT Multifamily (continued)
Camden Property Trust	8,943	$813,276
Equity Residential	85,910	4,849,619
NexPoint Residential Trust	16,521	683,969
UDR	16,343	568,900
		8,089,752
REIT Office — 0.42%
Alexandria Real Estate Equities	1,132	190,606
Boston Properties	6,918	600,967
Highwoods Properties	9,097	338,954
Piedmont Office Realty Trust Class A	16,522	252,952
SL Green Realty	6,832	319,464
		1,702,943
REIT Self-Storage — 0.29%
Extra Space Storage	8,057	858,473
Public Storage	1,438	305,431
		1,163,904
REIT Shopping Center — 0.23%
Brixmor Property Group	9,099	107,368
Kimco Realty	22,585	270,794
Regency Centers	5,355	212,647
SITE Centers	20,737	155,735
Weingarten Realty Investors	9,915	173,215
		919,759
REIT Single Tenant — 0.19%
Agree Realty	3,207	214,612
Realty Income	3,193	198,062
Spirit Realty Capital	9,815	348,531
		761,205
REIT Specialty — 0.19%
Invitation Homes	26,786	766,883
		766,883
Utilities — 1.10%
Edison International	84,400	4,429,312
		4,429,312
Total Common Stock (cost $204,451,892)		208,277,682
4    NQ-129 [8/20] 10/20 (1354006)

(Unaudited)
	Principal amount	Value (US $)
Agency Mortgage-Backed Securities — 0.60%
Fannie Mae S.F. 30 yr
3.00% 11/1/48	23,274	$24,629
3.00% 12/1/49	9,481	10,108
3.50% 2/1/48	112,132	121,995
3.50% 11/1/48	45,463	48,115
3.50% 12/1/49	318,176	342,966
4.00% 4/1/47	16,778	18,586
4.00% 6/1/48	191,895	210,607
4.00% 9/1/48	12,247	13,195
4.00% 6/1/49	16,457	18,027
4.50% 2/1/41	16,432	18,371
4.50% 10/1/45	17,085	19,054
4.50% 4/1/48	684,299	768,742
4.50% 1/1/49	256,167	284,843
4.50% 11/1/49	21,886	23,620
4.50% 1/1/50	30,211	33,044
5.00% 7/1/49	244,857	270,605
Freddie Mac S.F. 30 yr
3.00% 1/1/50	20,595	22,004
4.00% 7/1/47	7,452	7,985
4.00% 10/1/47	70,957	75,912
4.50% 4/1/49	24,450	26,765
4.50% 8/1/49	52,630	58,726
Total Agency Mortgage-Backed Securities (cost $2,349,540)		2,417,899

Convertible Bonds — 8.54%
Capital Goods — 0.45%
Aerojet Rocketdyne Holdings 2.25% exercise price $26.00, maturity date 12/15/23	174,000	287,325
Chart Industries 144A 1.00% exercise price $58.73, maturity date 11/15/24 #	1,073,000	1,432,643
Middleby 144A 1.00% exercise price $128.62, maturity date 9/1/25 #	100,000	103,724
		1,823,692
Communications — 1.53%
DISH Network 2.375% exercise price $82.22, maturity date 3/15/24	2,135,000	2,016,112
GCI Liberty 144A 1.75% exercise price $370.52, maturity date 9/30/46 #	753,000	1,263,534
NQ-129 [8/20] 10/20 (1354006)    5

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount	Value (US $)

Convertible Bonds (continued)
Communications (continued)
InterDigital 2.00% exercise price $81.29, maturity date 6/1/24	1,391,000	$1,461,852
Liberty Media 2.25% exercise price $33.63, maturity date 9/30/46	2,947,000	1,415,172
		6,156,670
Consumer Non-Cyclical — 2.44%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	1,143,000	1,221,059
Chefs' Warehouse 144A 1.875% exercise price $44.20, maturity date 12/1/24 #	1,077,000	804,398
Coherus Biosciences 144A 1.50% exercise price $19.26, maturity date 4/15/26 #	109,000	130,840
Collegium Pharmaceutical 2.625% exercise price $29.19, maturity date 2/15/26	648,000	617,416
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	397,000	513,795
Integra LifeSciences Holdings 144A 0.50% exercise price $73.67, maturity date 8/15/25 #	1,097,000	1,042,189
Jazz Investments I 144A 2.00% exercise price $155.81, maturity date 6/15/26 #	665,000	756,437
Ligand Pharmaceuticals 0.75% exercise price $248.48, maturity date 5/15/23	864,000	783,943
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	1,436,000	1,152,549
Retrophin 2.50% exercise price $38.80, maturity date 9/15/25	1,207,000	1,067,196
Team 5.00% exercise price $21.70, maturity date 8/1/23	1,615,000	1,386,603
Tricida 144A 3.50% exercise price $33.22, maturity date 5/15/27 #	541,000	350,406
		9,826,831
Energy — 1.26%
Cheniere Energy 4.25% exercise price $138.38, maturity date 3/15/45	2,892,000	1,961,064
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	1,301,000	1,228,117
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	1,936,000	1,878,304
		5,067,485
6    NQ-129 [8/20] 10/20 (1354006)

(Unaudited)
	Principal amount	Value (US $)

Convertible Bonds (continued)
Real Estate Investment Trusts — 0.34%
Blackstone Mortgage Trust 4.75% exercise price $36.22, maturity date 3/15/23	1,458,000	$1,365,457
		1,365,457
Technology — 2.17%
Boingo Wireless 1.00% exercise price $42.31, maturity date 10/1/23	1,982,000	1,771,412
Knowles 3.25% exercise price $18.43, maturity date 11/1/21	585,000	622,323
Microchip Technology 1.625% exercise price $94.91, maturity date 2/15/27	634,000	1,010,619
ON Semiconductor 1.625% exercise price $20.72, maturity date 10/15/23	544,000	702,849
Palo Alto Networks 0.75% exercise price $266.35, maturity date 7/1/23	767,000	892,243
Pluralsight 0.375% exercise price $38.76, maturity date 3/1/24	1,796,000	1,634,757
Quotient Technology 1.75% exercise price $17.36, maturity date 12/1/22	1,419,000	1,380,446
Synaptics 0.50% exercise price $73.02, maturity date 6/15/22	544,000	695,788
		8,710,437
Utilities — 0.35%
NRG Energy 2.75% exercise price $47.74, maturity date 6/1/48	1,303,000	1,391,767
		1,391,767
Total Convertible Bonds (cost $34,479,712)		34,342,339

Corporate Bonds — 15.33%
Banking — 1.31%
Ally Financial
5.75% 11/20/25	798,000	896,785
8.00% 11/1/31	385,000	524,060
Banco de Credito del Peru 144A 2.70% 1/11/25 #	204,000	212,479
Banco del Estado de Chile 144A 2.704% 1/9/25 #	205,000	215,893
Banco Nacional de Panama 144A 2.50% 8/11/30 #	200,000	202,375
Bank of America
2.456% ( 10/22/25 μ	15,000	15,902
2.884% ( 10/22/30 μ	20,000	21,755
3.194% ( 7/23/30 μ	55,000	61,096
Bank of Georgia 144A 6.00% 7/26/23 #	200,000	208,000
NQ-129 [8/20] 10/20 (1354006)    7

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount	Value (US $)

Corporate Bonds (continued)
Banking (continued)
BBVA Bancomer 144A 6.75% 9/30/22 #	274,000	$297,290
Credit Suisse Group 144A 6.25% #, μ, ψ	360,000	393,140
JPMorgan Chase & Co.
2.739% ( 10/15/30 μ	20,000	21,621
4.023% 12/5/24 μ	80,000	88,519
5.00% μ, ψ	85,000	87,355
Morgan Stanley
1.463% ( 5/8/24 •	35,000	35,553
5.00% 11/24/25	95,000	111,840
Natwest Group 8.625% μ, ψ	520,000	547,763
PNC Financial Services Group 2.60% 7/23/26	180,000	197,748
Popular 6.125% 9/14/23	560,000	597,741
State Street
3.10% 5/15/23	10,000	10,699
3.30% 12/16/24	130,000	145,208
Truist Bank 2.636% 9/17/29 μ	185,000	191,507
US Bancorp
3.00% 7/30/29	25,000	27,675
3.10% 4/27/26	25,000	28,050
3.375% 2/5/24	60,000	65,645
USB Capital IX 3.50% (LIBOR03M + 1.02%) ψ, •	85,000	75,905
		5,281,604
Basic Industry — 1.56%
Allegheny Technologies 5.875% 12/1/27	270,000	260,543
Avient 144A 5.75% 5/15/25 #	118,000	125,522
BMC East 144A 5.50% 10/1/24 #	163,000	169,707
Boise Cascade 144A 4.875% 7/1/30 #	87,000	94,613
First Quantum Minerals
144A 7.25% 4/1/23 #	250,000	254,444
144A 7.50% 4/1/25 #	250,000	255,320
Freeport-McMoRan
4.55% 11/14/24	200,000	216,177
4.625% 8/1/30	235,000	251,571
5.45% 3/15/43	320,000	360,448
Hudbay Minerals 144A 7.625% 1/15/25 #	135,000	140,324
Hutama Karya Persero 144A 3.75% 5/11/30 #	200,000	219,500
Koppers 144A 6.00% 2/15/25 #	434,000	447,285
Methanex 5.25% 12/15/29	185,000	186,978
Minera Mexico 144A 4.50% 1/26/50 #	200,000	218,484
Newmont 2.80% 10/1/29	190,000	206,580
OCP 144A 4.50% 10/22/25 #	200,000	212,030
8    NQ-129 [8/20] 10/20 (1354006)

(Unaudited)
	Principal amount	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Olin
5.00% 2/1/30	135,000	$130,588
5.125% 9/15/27	437,000	431,714
Standard Industries
144A 3.375% 1/15/31 #	187,000	186,299
144A 4.75% 1/15/28 #	445,000	469,475
144A 5.00% 2/15/27 #	46,000	48,166
Steel Dynamics 5.00% 12/15/26	505,000	540,291
Tronox 144A 6.50% 4/15/26 #	530,000	546,714
Univar Solutions USA 144A 5.125% 12/1/27 #	180,000	188,471
US Concrete 6.375% 6/1/24	10,000	10,349
Vale Overseas 3.75% 7/8/30	100,000	105,150
		6,276,743
Capital Goods — 0.82%
Ardagh Packaging Finance 144A 5.25% 8/15/27 #	510,000	531,104
Bombardier 144A 6.00% 10/15/22 #	240,000	205,200
Crown Americas 4.75% 2/1/26	463,000	484,303
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	551,000	560,069
Roper Technologies 2.35% 9/15/24	185,000	196,260
Terex 144A 5.625% 2/1/25 #	260,000	263,882
TransDigm 144A 6.25% 3/15/26 #	492,000	519,781
Vertical US Newco 144A 5.25% 7/15/27 #	510,000	532,312
		3,292,911
Communications — 1.43%
Altice France 144A 7.375% 5/1/26 #	565,000	600,425
Altice France Holding 144A 6.00% 2/15/28 #	515,000	515,955
AT&T 4.35% 3/1/29	170,000	201,735
CenturyLink 144A 5.125% 12/15/26 #	485,000	503,663
Colombia Telecomunicaciones 144A 4.95% 7/17/30 #	200,000	212,150
Connect Finco 144A 6.75% 10/1/26 #	250,000	258,512
Consolidated Communications 6.50% 10/1/22	265,000	259,866
Level 3 Financing 144A 4.25% 7/1/28 #	220,000	226,655
Ooredoo International Finance 144A 5.00% 10/19/25 #	200,000	235,299
Sprint
7.125% 6/15/24	612,000	712,044
7.875% 9/15/23	22,000	25,630
T-Mobile USA 6.50% 1/15/26	460,000	482,137
NQ-129 [8/20] 10/20 (1354006)    9

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Verizon Communications
4.50% 8/10/33	95,000	$120,578
4.522% 9/15/48	35,000	45,869
Vodafone Group
4.25% 9/17/50	110,000	128,153
4.875% 6/19/49	40,000	50,026
7.00% 4/4/79 μ	215,000	258,849
Zayo Group Holdings
144A 4.00% 3/1/27 #	415,000	410,873
144A 6.125% 3/1/28 #	500,000	517,110
		5,765,529
Consumer Cyclical — 1.08%
Allison Transmission 144A 5.875% 6/1/29 #	460,000	504,328
Boyd Gaming 6.375% 4/1/26	452,000	471,843
Caesars Entertainment 144A 6.25% 7/1/25 #	505,000	535,151
Ford Motor 9.00% 4/22/25	235,000	275,314
Ford Motor Credit 4.542% 8/1/26	515,000	526,265
General Motors Financial
4.35% 4/9/25	75,000	82,106
5.25% 3/1/26	95,000	108,068
Hilton Worldwide Finance 4.875% 4/1/27	545,000	559,887
L Brands 144A 6.875% 7/1/25 #	485,000	525,493
Lennar 4.75% 5/30/25	115,000	126,224
Lowe's
4.05% 5/3/47	5,000	5,953
4.55% 4/5/49	136,000	172,807
MGM Resorts International 5.75% 6/15/25	48,000	51,577
PulteGroup 5.00% 1/15/27	15,000	17,137
Scientific Games International 144A 8.25% 3/15/26 #	164,000	169,221
William Carter 144A 5.625% 3/15/27 #	200,000	213,057
		4,344,431
Consumer Non-Cyclical — 0.98%
Alcon Finance 144A 3.00% 9/23/29 #	200,000	216,816
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	125,000	141,291
4.15% 1/23/25	50,000	56,921
Cott Holdings 144A 5.50% 4/1/25 #	272,000	281,520
CVS Health 3.25% 8/15/29	185,000	205,596
Gilead Sciences 4.15% 3/1/47	165,000	211,546
10    NQ-129 [8/20] 10/20 (1354006)

(Unaudited)
	Principal amount	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
JBS USA LUX
144A 5.75% 6/15/25 #	318,000	$329,130
144A 6.50% 4/15/29 #	305,000	346,937
Kraft Heinz Foods
144A 3.875% 5/15/27 #	240,000	256,994
5.20% 7/15/45	480,000	544,712
Pilgrim's Pride 144A 5.75% 3/15/25 #	535,000	550,381
Post Holdings
144A 5.00% 8/15/26 #	311,000	323,295
144A 5.625% 1/15/28 #	160,000	171,348
144A 5.75% 3/1/27 #	295,000	312,424
		3,948,911
Energy — 2.02%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	135,000	157,411
Cheniere Energy Partners 5.25% 10/1/25	305,000	312,393
Crestwood Midstream Partners 6.25% 4/1/23	245,000	241,912
Energy Transfer Operating
5.25% 4/15/29	95,000	104,053
6.25% 4/15/49	60,000	62,861
EQM Midstream Partners 144A 6.50% 7/1/27 #	475,000	520,797
Grupo Energia Bogota 144A 4.875% 5/15/30 #	400,000	453,320
Israel Electric 144A 4.25% 8/14/28 #	300,000	340,606
KazTransGas 144A 4.375% 9/26/27 #	381,000	422,460
Lukoil Securities 144A 3.875% 5/6/30 #	205,000	219,084
Marathon Oil 4.40% 7/15/27	130,000	133,373
MPLX
4.00% 3/15/28	30,000	33,051
5.50% 2/15/49	55,000	65,040
Murphy Oil 5.875% 12/1/27	292,000	280,776
Murphy Oil USA 5.625% 5/1/27	609,000	647,708
Newfield Exploration 5.375% 1/1/26	423,000	420,421
Noble Energy
3.25% 10/15/29	85,000	94,447
3.90% 11/15/24	20,000	22,209
4.20% 10/15/49	15,000	18,248
4.95% 8/15/47	50,000	65,693
5.05% 11/15/44	5,000	6,509
NuStar Logistics 5.625% 4/28/27	228,000	229,668
Occidental Petroleum 3.50% 8/15/29	600,000	516,960
Oleoducto Central 144A 4.00% 7/14/27 #	200,000	208,550
NQ-129 [8/20] 10/20 (1354006)    11

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Petrobras Global Finance 6.75% 6/3/50	150,000	$167,488
Precision Drilling 144A 7.125% 1/15/26 #	400,000	273,424
Sabine Pass Liquefaction
5.625% 3/1/25	55,000	64,044
5.75% 5/15/24	110,000	126,078
Sinopec Group Overseas Development 2018 144A 2.50% 8/8/24 #	610,000	639,249
Southwestern Energy 7.75% 10/1/27	290,000	297,250
Targa Resources Partners 5.375% 2/1/27	237,000	245,251
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	200,000	203,610
WPX Energy 5.25% 10/15/27	525,000	523,105
		8,117,049
Financials — 0.36%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #, μ	240,000	204,000
AerCap Ireland Capital 4.45% 4/3/26	150,000	151,298
DAE Funding 144A 5.75% 11/15/23 #	284,000	283,615
E*TRADE Financial 5.875% μ, ψ	530,000	576,044
Jefferies Group
4.15% 1/23/30	170,000	192,090
6.45% 6/8/27	10,000	12,039
6.50% 1/20/43	5,000	6,330
		1,425,416
Healthcare — 1.12%
Bausch Health 144A 5.50% 11/1/25 #	630,000	650,916
Centene
3.375% 2/15/30	295,000	307,262
144A 5.375% 8/15/26 #	470,000	499,523
Community Health Systems 144A 6.625% 2/15/25 #	170,000	173,808
Encompass Health
5.75% 11/1/24	105,000	105,797
5.75% 9/15/25	244,000	253,259
Hadrian Merger Sub 144A 8.50% 5/1/26 #	275,000	265,152
HCA
5.375% 2/1/25	559,000	630,348
5.875% 2/15/26	219,000	251,029
7.58% 9/15/25	219,000	256,778
Hill-Rom Holdings 144A 5.00% 2/15/25 #	242,000	250,783
Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	245,000	255,259
12    NQ-129 [8/20] 10/20 (1354006)

(Unaudited)
	Principal amount	Value (US $)

Corporate Bonds (continued)
Healthcare (continued)
Tenet Healthcare
5.125% 5/1/25	345,000	$352,331
8.125% 4/1/22	241,000	260,461
Universal Health Services 144A 5.00% 6/1/26 #	5,000	5,218
		4,517,924
Insurance — 0.23%
HUB International 144A 7.00% 5/1/26 #	415,000	430,979
USI 144A 6.875% 5/1/25 #	468,000	481,158
		912,137
Media — 1.55%
Altice Financing 144A 5.00% 1/15/28 #	200,000	205,763
AMC Networks 4.75%	541,000	560,749
CCO Holdings
144A 4.50% 8/15/30 #	105,000	111,563
144A 5.375% 6/1/29 #	580,000	638,064
144A 5.875% 5/1/27 #	519,000	546,118
Charter Communications Operating
4.80% 3/1/50	70,000	79,863
5.05% 3/30/29	100,000	120,697
CSC Holdings
144A 3.375% 2/15/31 #	400,000	395,128
5.25% 6/1/24	5,000	5,425
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	280,000	252,480
Discovery Communications 4.125% 5/15/29	135,000	154,390
Gray Television 144A 5.875% 7/15/26 #	473,000	491,683
Lamar Media 5.75% 2/1/26	473,000	494,084
Netflix 5.875% 11/15/28	625,000	768,303
Sinclair Television Group 144A 5.125% 2/15/27 #	362,000	352,950
Sirius XM Radio 144A 5.00% 8/1/27 #	470,000	499,208
Terrier Media Buyer 144A 8.875% 12/15/27 #	250,000	259,294
Time Warner Cable 7.30% 7/1/38	60,000	85,404
Time Warner Entertainment 8.375% 3/15/23	25,000	29,744
ViacomCBS 4.375% 3/15/43	180,000	192,089
		6,242,999
Real Estate Investment Trusts — 0.25%
Crown Castle International 5.25% 1/15/23	125,000	138,635
MGM Growth Properties Operating Partnership 5.75% 2/1/27	160,000	177,250
SBA Communications 4.875% 9/1/24	670,000	689,062
		1,004,947
NQ-129 [8/20] 10/20 (1354006)    13

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount	Value (US $)

Corporate Bonds (continued)
Services — 0.82%
Aramark Services 144A 5.00% 2/1/28 #	485,000	$486,404
Ashtead Capital 144A 5.25% 8/1/26 #	570,000	604,200
Covanta Holding 5.875% 7/1/25	233,000	243,948
GFL Environmental 144A 3.75% 8/1/25 #	98,000	98,791
Iron Mountain 144A 4.50% 2/15/31 #	440,000	452,650
PowerTeam Services 144A 9.033% 12/4/25 #	485,000	518,950
Prime Security Services Borrower 144A 5.75% 4/15/26 #	310,000	343,237
Service Corp. International 4.625% 12/15/27	280,000	302,513
Verscend Escrow 144A 9.75% 8/15/26 #	225,000	244,738
		3,295,431
Technology & Electronics — 0.41%
Apple 2.20% 9/11/29	140,000	151,429
CommScope Technologies 144A 5.00% 3/15/27 #	192,000	191,060
Global Payments 2.65% 2/15/25	135,000	144,437
International Business Machines 3.30% 5/15/26	140,000	159,050
Sensata Technologies UK Financing 144A 6.25% 2/15/26 #	285,000	299,220
SS&C Technologies 144A 5.50% 9/30/27 #	660,000	707,751
		1,652,947
Transportation — 0.40%
Delta Air Lines 144A 7.00% 5/1/25 #	485,000	531,472
Mileage Plus Holdings 144A 6.50% 6/20/27 #	250,000	261,250
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #, ^	200,000	142,282
United Rentals North America 3.875% 2/15/31	636,000	656,273
		1,591,277
Utilities — 0.99%
Calpine
144A 4.50% 2/15/28 #	92,000	95,525
144A 5.00% 2/1/31 #	255,000	267,009
144A 5.25% 6/1/26 #	248,000	259,340
Centrais Eletricas Brasileiras 144A 3.625% 2/4/25 #	200,000	200,652
Duke Energy 4.875% μ, ψ	85,000	89,790
Enel 144A 8.75% 9/24/73 #, μ	200,000	235,210
Entergy Louisiana 4.95% 1/15/45	5,000	5,499
Entergy Mississippi 2.85% 6/1/28	60,000	65,762
Entergy Texas 3.55% 9/30/49	115,000	130,553
Evergy 2.90% 9/15/29	160,000	173,371
Evergy Metro 3.65% 8/15/25	25,000	28,309
Infraestructura Energetica Nova 144A 3.75% 1/14/28 #	205,000	208,036
14    NQ-129 [8/20] 10/20 (1354006)

(Unaudited)
	Principal amount	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
MidAmerican Energy 3.15% 4/15/50	55,000	$61,564
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	500,000	506,831
National Rural Utilities Cooperative Finance
4.75% 4/30/43 μ	5,000	5,162
5.25% 4/20/46 μ	60,000	65,464
NextEra Energy Capital Holdings 5.65% 5/1/79 μ	55,000	62,885
PacifiCorp 3.50% 6/15/29	75,000	87,790
PG&E 5.25% 7/1/30	500,000	499,345
Southern California Edison
4.00% 4/1/47	30,000	32,703
4.875% 3/1/49	45,000	54,218
Southwestern Electric Power 4.10% 9/15/28	165,000	192,872
Vistra Operations 144A 5.50% 9/1/26 #	620,000	651,775
		3,979,665
Total Corporate Bonds (cost $59,189,890)		61,649,921

Municipal Bonds — 3.76%
Arizona Industrial Development Authority Revenue (American Charter Schools Foundation Project) 144A 6.00% 7/1/47 #	1,000,000	1,098,360
California State (Various Purposes) 5.00% 11/1/43	500,000	566,330
California Statewide Communities Development Authority (California Baptist University) Series A 6.375% 11/1/43	1,000,000	1,087,220
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center) Series A 144A 5.25% 12/1/56 #	500,000	538,415
Capital Trust Agency, Florida (University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	1,000,000	962,010
City of Apple Valley, Minnesota (Minnesota Senior Living Project) Series D 7.25% 1/1/52	1,000,000	757,150
City of Chicago, Illinois (General Obligation Bonds Project) Series D 5.50% 1/1/40	500,000	542,570
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) Series A 5.25% 1/1/45	750,000	835,222
NQ-129 [8/20] 10/20 (1354006)    15

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount	Value (US $)

Municipal Bonds (continued)
Conley Road Transportation Development District, Missouri 5.375% 5/1/47	500,000	$502,310
Dallas/Fort Worth International Airport, Texas Series H (AMT) 5.00% 11/1/42 (AMT)	500,000	527,160
Dominion Water & Sanitation District, Colorado 6.00% 12/1/46	980,000	1,023,424
Florida Development Finance Surface Transportation Facilities Revenue (Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49 (AMT)#, •	1,150,000	996,728
Golden State, California Tobacco Securitization Corporate Settlement Revenue Series A-1 5.25% 6/1/47	500,000	515,705
Illinois State Series A 5.00% 4/1/38	100,000	104,038
Montgomery County Industrial Development Authority Revenue (Whitemarsh Continuing Care Retirement Community Project) Series A 5.375% 1/1/51	250,000	254,203
New Jersey Tobacco Settlement Financing Subordinate Series B 5.00% 6/1/46	500,000	566,800
New Jersey Transportation Trust Fund Authority (Transportation Program Bonds) Series AA 5.00% 6/15/44	1,000,000	1,078,400
New York Liberty Development Revenue (3 World Trade Center Project) Class 2 144A 5.15% 11/15/34 #	500,000	529,150
Palm Beach County, Florida Health Facilities Authority
Series A 7.25% 6/1/34	65,000	69,418
Series A 7.50% 6/1/49	325,000	346,223
Puerto Rico Sales Tax Financing Revenue
Series A-1 4.55% 7/1/40	250,000	266,245
Series A-1 4.75% 7/1/53	1,880,000	1,975,955
Total Municipal Bonds (cost $14,626,367)		15,143,036

Non-Agency Commercial Mortgage-Backed Securities — 0.58%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •	95,000	103,140
Series 2019-BN20 A3 3.011% 9/15/62	250,000	279,505
Benchmark Mortgage Trust Series 2019-B9 A5 4.016% 3/15/52	250,000	295,140
16    NQ-129 [8/20] 10/20 (1354006)

(Unaudited)
	Principal amount	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
CD Mortgage Trust Series 2019-CD8 A4 2.912% 8/15/57	250,000	$276,732
DB-JPM Mortgage Trust Series 2016-C3 A5 2.89% 8/10/49	250,000	271,077
GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28 #	100,000	100,761
GS Mortgage Securities Trust
Series 2017-GS6 A3 3.433% 5/10/50	165,000	183,317
Series 2019-GC42 A4 3.001% 9/1/52	250,000	278,724
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	500,000	559,371
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,221,144)		2,347,767

Sovereign Bonds — 1.62%
Azerbaijan — 0.10%
Republic of Azerbaijan International Bond
144A 3.50% 9/1/32 #	375,000	384,233
		384,233
Bermuda — 0.05%
Bermuda Government International Bond
144A 2.375% 8/20/30 #	200,000	204,500
		204,500
Brazil — 0.11%
Brazil Notas do Tesouro Nacional Serie F
10.00% 1/1/27	2,000,000	427,072
		427,072
Czechia — 0.09%
Czech Republic Government Bond
0.45% 10/25/23	7,570,000	344,175
		344,175
Dominican Republic — 0.05%
Dominican Republic International Bond
144A 4.50% 1/30/30 #	200,000	199,000
		199,000
Egypt — 0.05%
Egypt Government International Bond
144A 5.75% 5/29/24 #	200,000	206,528
		206,528
NQ-129 [8/20] 10/20 (1354006)    17

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
		Principal amount	Value (US $)

Sovereign Bonds (continued)
Gabon — 0.05%
Gabon Government International Bond
144A 6.625% 2/6/31 #		200,000	$193,995
			193,995
Georgia — 0.05%
Georgia Government International Bond
6.875% 4/12/21		200,000	205,430
			205,430
Guatemala — 0.06%
Guatemala Government Bond
144A 4.875% 2/13/28 #		200,000	224,700
			224,700
Honduras — 0.05%
Honduras Government International Bond
144A 5.625% 6/24/30 #		200,000	219,900
			219,900
Indonesia — 0.08%
Indonesia Government International Bond
144A 4.125% 1/15/25 #		300,000	334,978
			334,978
Israel — 0.09%
Israel Government International Bond
2.75% 7/3/30		310,000	342,385
			342,385
Ivory Coast — 0.03%
Ivory Coast Government International Bond
144A 6.875% 10/17/40 #	EUR	100,000	114,596
			114,596
Kenya — 0.05%
Kenya Government International Bond
144A 6.875% 6/24/24 #		200,000	206,678
			206,678
Mongolia — 0.10%
Development Bank of Mongolia 144A 7.25% 10/23/23 #		200,000	211,000
Mongolia Government International Bond 144A 5.625% 5/1/23 #		200,000	207,500
			418,500
18    NQ-129 [8/20] 10/20 (1354006)

(Unaudited)
		Principal amount	Value (US $)

Sovereign Bonds (continued)
North Macedonia — 0.03%
North Macedonia Government International Bond
144A 3.675% 6/3/26 #	EUR	100,000	$127,763
			127,763
Panama — 0.04%
Panama Government International Bond
144A 3.75% 4/17/26 #		155,000	165,721
			165,721
Paraguay — 0.11%
Paraguay Government International Bond
144A 4.625% 1/25/23 #		200,000	212,700
144A 4.95% 4/28/31 #		200,000	232,500
			445,200
Peru — 0.05%
Peruvian Government International Bond
2.392% 1/23/26		200,000	210,600
			210,600
Poland — 0.04%
Republic of Poland Government Bond
4.00% 10/25/23		553,000	167,528
			167,528
Serbia — 0.08%
Serbia International Bond
144A 3.125% 5/15/27 #		250,000	319,695
			319,695
Ukraine — 0.15%
Ukraine Government International Bond
144A 7.75% 9/1/21 #		584,000	606,957
			606,957
Uruguay — 0.04%
Uruguay Government International Bond
4.375% 1/23/31		100,000	120,033
4.50% 8/14/24		53,000	58,440
			178,473
NQ-129 [8/20] 10/20 (1354006)    19

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount	Value (US $)

Sovereign Bonds (continued)
Uzbekistan — 0.07%
Republic of Uzbekistan Bond
144A 4.75% 2/20/24 #	250,000	$265,675
		265,675
Total Sovereign Bonds (cost $6,218,371)		6,514,282

Supranational Banks — 0.13%
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #	202,000	213,795
Central American Bank For Economic Integration 144A 2.00% 5/6/25 #	300,000	309,930
Total Supranational Banks (cost $501,958)		523,725

US Treasury Obligations — 0.97%
US Treasury Bonds
1.375% 8/15/50	45,000	43,826
4.50% 2/15/36	220,000	332,011
US Treasury Floating Rate Note 0.259% (USBMMY3M + 0.154%) 1/31/22 •	1,180,000	1,182,131
US Treasury Inflation Indexed Notes
0.125% 10/15/24	70,336	75,296
0.125% 1/15/30	305,610	341,839
0.125% 7/15/30	155,850	175,769
US Treasury Notes
0.25% 7/31/25	670,000	669,503
0.625% 8/15/30	565,000	560,365
1.50% 2/15/30	75,000	80,713
1.75% 12/31/24	2,700	2,877
2.00% 10/31/22	340,000	353,693
US Treasury Strip Principal 2.26% 5/15/44 ^	125,000	88,215
Total US Treasury Obligations (cost $3,808,871)		3,906,238
	Number of shares
Convertible Preferred Stock — 2.52%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	925	1,349,669
AMG Capital Trust II 5.15% exercise price $195.46, maturity date 10/15/37	28,850	1,289,820
Bank of America 7.25% exercise price $50.00 ψ	574	858,147
20    NQ-129 [8/20] 10/20 (1354006)

(Unaudited)
	Number of shares	Value (US $)
Convertible Preferred Stock (continued)
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	34,475	$1,682,380
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	25,268	1,170,161
Essential Utilities 6.00% exercise price $42.37, maturity date 4/30/22	18,650	1,048,317
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ψ	1,919	1,981,367
QTS Realty Trust 6.50% exercise price $46.86 ψ	4,904	746,634
Total Convertible Preferred Stock (cost $9,157,753)		10,126,495

Preferred Stock — 0.17%
Bank of America 6.50% μ	440,000	497,273
GMAC Capital Trust I 6.065% (LIBOR03M + 5.785%) •	5,000	122,650
Washington Prime Group 6.875%	4,840	55,289
Total Preferred Stock (cost $687,001)		675,212

Exchange-Traded Funds — 9.57%
iShares MSCI EAFE ETF	510	33,140
iShares Russell 1000 Growth ETF	83,840	19,108,813
Vanguard FTSE Developed Markets ETF	3,650	152,825
Vanguard Mega Cap Growth ETF	97,900	19,194,274
Total Exchange-Traded Funds (cost $32,446,284)		38,489,052

Limited Partnerships — 2.02%
Merion Champion's Walk=, †, π	2,790,000	2,351,412
Merion Countryside=, †, π	2,342,813	1,947,346
Merion The Ledges=, †, π	3,970,235	3,823,336
Total Limited Partnerships (cost $5,759,842)		8,122,094
	Principal amount
Leveraged Non-Recourse Security — 0.00%
JPMorgan Fixed Income Pass Through Trust Auction Series 2007-B 144A 0.241% 1/15/87 #, =, ♦	1,300,000	1,300
Total Leveraged Non-Recourse Security (cost $1,105,000)		1,300

NQ-129 [8/20] 10/20 (1354006)    21

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount	Value (US $)

Loan Agreement — 0.12%
Frontier Communications Tranche B-1 5.352% (LIBOR03M + 2.75%) 6/17/24 •	460,815	$466,969
Total Loan Agreement (cost $448,359)		466,969
	Number of shares
Short-Term Investments — 1.97%
Money Market Mutual Funds — 1.97%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	1,980,009	1,980,009
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,980,009	1,980,009
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	1,980,009	1,980,009
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	1,980,009	1,980,009
Total Short-Term Investments (cost $7,920,036)		7,920,036
Total Value of Securities—99.69% (cost $385,372,020)		400,924,047
Receivables and Other Assets Net of Liabilities—0.31%		1,257,342
Net Assets Applicable to 30,740,100 Shares Outstanding—100.00%		$402,181,389
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2020, the aggregate value of Rule 144A securities was $50,397,669, which represents 12.50% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at August 31, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
August 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
22    NQ-129 [8/20] 10/20 (1354006)

(Unaudited)
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At August 31, 2020, the aggregate value of restricted securities was $8,170,644, which represented 1.57% of the Fund’s net assets. See table on the next page for additional details on restricted securities.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
MERION COUNTRYSIDE L.P.	8/13/2020	$0.00	$1,947,345.75
Merion The Ledges	9/26/2018	3,279,032.96	3,680,586.00
Merion The Ledges	9/12/2019	136,176.26	142,750.69
Merion Campion’s Walk L.P.	8/4/2017	2,114,175.15	2,130,370.00
Merion Campion’s Walk L.P.	8/4/2017	8.37	8.43
Merion Campion’s Walk L.P.	2/13/2018	54,838.35	55,258.17
Merion Campion’s Walk L.P.	7/11/2018	57,608.72	55,258.17
Merion Countryside	10/22/2018	58,544.05	55,258.17
Merion Campion’s Walk L.P.	2/13/2019	59,457.85	55,259.08
Total		$5,759,842	$8,122,094
The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at August 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	BRL	433,937	USD	2,373,257	9/2/20	$—	$(765)
BNYM	CHF	3,638	USD	3,296	9/1/20	—	(9)
BNYM	EUR	16,580	USD	13,903	9/1/20	—	(26)
BNYM	GBP	2,132	USD	1,605	9/2/20	—	(14)
BNYM	JPY	4,690	USD	494,341	9/1/20	36	—
JPMCB	BRL	167,000	USD	864,643	9/25/20	—	(9,300)
JPMCB	BRL	339,000	USD	1,878,568	8/27/21	1,062	—
JPMCB	EUR	736,920	USD	650,214	9/18/20	—	(39,322)
JPMCB	EUR	255,494	USD	219,712	9/25/20	—	(6,846)
JPMCB	KZT	167,000	USD	70,682,751	10/30/20	—	(1,234)
JPMCB	MXN	167,000	USD	3,697,797	9/25/20	—	(1,472)
Total Foreign Currency Exchange Contracts						$1,098	$(58,988)
NQ-129 [8/20] 10/20 (1354006)    23

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
2	US Treasury 10 yr Ultra Notes	$318,875	$320,193	12/21/20	$—	$(1,317)	$(625)
(4)	US Treasury 10 yr Notes	(557,000)	(557,530)	12/21/20	530	—	1,031
Total Futures Contracts			$(237,337)		$530	$(1,317)	$406
Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Over-The-Counter:
Protection PurchasedMoody’s Ratings:
JPMCB-CDS 9/20/25− Quarterly	825,000	1.000%	$(128)	$9,855	$(9,983)	$—
JPMCB-Republic of Brazil 9/20/25- Quarterly	359,000	1.000%	20,427	19,414	—	—
Total CDS Contracts			$20,299	$29,269	$(9,983)	$—
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency
24    NQ-129 [8/20] 10/20 (1354006)

(Unaudited)
exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the variation margin and net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(15,482).
Summary of abbreviations:
AG – Aktiengesellschaft
AMT – Subject to Alternative Minimum Tax
BB – Barclays Bank
BNYM – Bank of New York Mellon
BRL – Brazilian Real
CD – Certificate of Deposit
CDS – Credit Default Swap
CHF – Swiss Franc
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
FTSE – Financial Times Stock Exchange
GBP – British Pound Sterling
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JPY – Japanese Yen
KZT – Kazakhstan Tenge
LIBOR – London interbank offered rate
NQ-129 [8/20] 10/20 (1354006)    25

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
Summary of abbreviations: (continued)
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
MSCI – Morgan Stanley Capital International
MXN – Mexican Peso
REIT – Real Estate Investment Trust
S.F. – Single Family
SOFRRATE – Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year
26    NQ-129 [8/20] 10/20 (1354006)